Schedule of Investments (unaudited)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.8%
Ampol Ltd.	19,320	$336,976
Aristocrat Leisure Ltd.	14,520	344,646
ASX Ltd.	3,720	161,182
Australia & New Zealand Banking Group Ltd.	37,583	615,750
BlueScope Steel Ltd.	16,836	169,538
Brambles Ltd.	60,720	454,595
Cochlear Ltd.	1,200	153,292
Coles Group Ltd.	7,320	76,535
Commonwealth Bank of Australia	24,240	1,625,213
Computershare Ltd.	13,560	219,510
CSL Ltd.	7,560	1,353,357
Dexus	32,520	162,051
Endeavour Group Ltd./Australia	18,360	84,039
Fortescue Metals Group Ltd.	51,840	488,385
Goodman Group	26,880	292,473
GPT Group (The)	106,920	295,481
Insurance Australia Group Ltd.	60,000	188,336
Lendlease Corp. Ltd.	5,880	32,697
Lottery Corp. Ltd. (The)(a)	69,840	191,597
Macquarie Group Ltd.	5,520	598,825
Mineral Resources Ltd.	9,120	427,562
Mirvac Group	74,520	98,736
National Australia Bank Ltd.	48,960	1,016,999
Newcrest Mining Ltd.	11,520	127,587
Northern Star Resources Ltd.	36,600	204,268
QBE Insurance Group Ltd.	32,760	256,673
Ramsay Health Care Ltd.	3,840	144,035
Rio Tinto PLC	13,080	683,582
Scentre Group	105,120	195,631
Sonic Healthcare Ltd.	10,080	211,030
Stockland	83,640	192,715
Suncorp Group Ltd.	23,280	170,293
Telstra Group Ltd., NVS	105,840	265,386
Transurban Group	60,000	508,977
Treasury Wine Estates Ltd.	31,200	258,547
Vicinity Ltd.	95,400	118,932
Wesfarmers Ltd.	18,840	546,718
Westpac Banking Corp.	53,880	831,959
Woolworths Group Ltd.	15,480	326,903
		14,431,011
Austria — 0.0%
Erste Group Bank AG	14,040	346,015
Belgium — 0.2%
Anheuser-Busch InBev SA/NV	15,120	756,308
Elia Group SA/NV	2,316	292,817
Proximus SADP	12,480	130,837
Umicore SA	7,200	237,355
		1,417,317
Brazil — 0.5%
Ambev SA	96,016	297,407
B3 SA - Brasil, Bolsa, Balcao	126,000	366,865
Banco Bradesco SA	65,352	210,523
Banco BTG Pactual SA	47,280	264,889
Banco do Brasil SA	31,560	226,184
Cia. Siderurgica Nacional SA	77,520	184,289
Hapvida Participacoes e Investimentos SA(b)	43,412	65,553
Localiza Rent a Car SA	24,480	334,298
Security	Shares	Value

Brazil (continued)
Localiza Rent a Car SA, NVS	75	$1,024
MercadoLibre Inc.(a)(c)	720	649,166
Petro Rio SA(a)	42,960	294,329
Telefonica Brasil SA	18,720	149,709
Vale SA	90,960	1,182,101
WEG SA	15,360	119,776
		4,346,113
Canada — 3.5%
Agnico Eagle Mines Ltd.	12,120	533,161
Alimentation Couche-Tard Inc.	15,120	677,007
AltaGas Ltd.	67,440	1,216,281
Bank of Montreal	9,000	829,016
Bank of Nova Scotia (The)	19,560	945,444
BCE Inc.	7,680	346,413
Brookfield Asset Management Inc., Class A	22,440	888,640
Brookfield Renewable Corp., Class A	9,480	294,556
Cameco Corp.	24,600	583,423
Canadian Imperial Bank of Commerce	10,320	468,674
Canadian National Railway Co.	8,520	1,009,379
Canadian Pacific Railway Ltd.	13,200	984,029
Canadian Tire Corp. Ltd., Class A, NVS	2,640	295,887
Canadian Utilities Ltd., Class A, NVS	9,120	242,669
CCL Industries Inc., Class B, NVS	6,000	281,866
CGI Inc.(a)	2,280	183,659
Constellation Software Inc./Canada	360	520,542
Dollarama Inc.	4,080	242,431
Enbridge Inc.	47,880	1,865,505
Fairfax Financial Holdings Ltd.	720	353,613
First Quantum Minerals Ltd.	17,400	306,912
Franco-Nevada Corp.	7,200	889,622
George Weston Ltd.	2,400	264,161
Great-West Lifeco Inc.	3,720	86,122
Hydro One Ltd.(b)	32,400	812,408
Intact Financial Corp.	2,640	401,150
Ivanhoe Mines Ltd., Class A(a)	29,640	205,599
Keyera Corp.	17,880	383,232
Loblaw Companies Ltd.	5,280	432,601
Lundin Mining Corp.	44,760	234,585
Manulife Financial Corp.	22,800	377,894
Metro Inc.	5,400	282,892
National Bank of Canada	2,520	171,582
Nutrien Ltd.	7,680	648,912
Open Text Corp.	11,280	326,721
Pan American Silver Corp.	6,240	99,622
Parkland Corp.	13,800	278,968
Pembina Pipeline Corp.	40,920	1,351,034
Power Corp. of Canada	3,360	83,436
Restaurant Brands International Inc.	3,480	206,779
Ritchie Bros Auctioneers Inc.	3,000	195,985
Rogers Communications Inc., Class B, NVS	7,440	309,702
Royal Bank of Canada	19,680	1,820,871
Shaw Communications Inc., Class B, NVS	8,640	221,906
Shopify Inc., Class A(a)	16,800	576,011
Sun Life Financial Inc.	5,280	224,245
TC Energy Corp.	6,240	274,086
TELUS Corp.	8,880	185,441
TFI International Inc.	2,880	262,156
Thomson Reuters Corp.(c)	3,600	382,871
Toronto-Dominion Bank (The)	24,720	1,582,073
West Fraser Timber Co. Ltd.	2,160	162,180

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Wheaton Precious Metals Corp.	21,480	$702,730
WSP Global Inc.	2,760	339,219
		27,845,903
Chile — 0.0%
Falabella SA	94,200	183,982
China — 2.9%
Agricultural Bank of China Ltd., Class H	1,320,000	376,772
Alibaba Group Holding Ltd.(a)	228,068	1,773,207
Alibaba Health Information Technology Ltd.(a)	42,000	17,775
ANTA Sports Products Ltd.	24,000	210,999
Baidu Inc.(a)	38,840	372,359
Bank of China Ltd., Class H	2,520,000	811,634
Bank of Communications Co. Ltd., Class A	804,000	488,026
Bank of Jiangsu Co. Ltd., Class A	228,000	215,257
Bilibili Inc.(a)	4,290	38,230
BYD Co. Ltd., Class H	7,000	156,822
CGN Power Co. Ltd., Class H(b)	1,680,000	340,313
China CITIC Bank Corp. Ltd., Class H	720,000	271,409
China Conch Venture Holdings Ltd.	120,000	176,988
China Construction Bank Corp., Class H	2,040,000	1,082,604
China Everbright Bank Co. Ltd., Class A	576,000	213,754
China Life Insurance Co. Ltd., Class H	240,000	261,710
China Mengniu Dairy Co. Ltd.	32,000	102,437
China Merchants Bank Co. Ltd., Class A	120,000	440,411
China Merchants Port Holdings Co. Ltd.	240,000	281,375
China Minsheng Banking Corp. Ltd., Class A	402,160	180,967
China National Nuclear Power Co. Ltd., Class A	384,098	316,241
China Northern Rare Earth Group High-Tech Co. Ltd.,
Class A	36,000	119,287
China Oilfield Services Ltd., Class H	240,000	270,173
China Overseas Land & Investment Ltd.	120,000	229,310
China Pacific Insurance Group Co. Ltd., Class H	168,000	270,815
China Resources Beer Holdings Co. Ltd.	14,000	66,060
China Resources Gas Group Ltd.	50,100	128,315
China Resources Land Ltd.	22,000	68,833
China Suntien Green Energy Corp. Ltd., Class H	480,000	182,036
China Tower Corp. Ltd., Class H(b)	2,400,000	217,140
China Vanke Co. Ltd., Class H	60,000	77,000
China Yangtze Power Co. Ltd., Class A	168,000	465,079
CMOC Group Ltd., Class H	720,000	231,805
Contemporary Amperex Technology Co. Ltd., Class A	3,500	178,678
Country Garden Holdings Co. Ltd.	240,000	30,934
Country Garden Services Holdings Co. Ltd.	15,000	13,110
ENN Energy Holdings Ltd.	24,000	238,609
Foshan Haitian Flavouring & Food Co. Ltd., Class A	12,085	98,529
Ganfeng Lithium Co. Ltd., Class H(b)	34,880	235,915
Geely Automobile Holdings Ltd.	120,000	129,142
Industrial & Commercial Bank of China Ltd., Class H	1,320,000	573,098
Industrial Bank Co. Ltd., Class A	54,298	111,418
Innovent Biologics Inc.(a)(b)	14,000	49,569
JD.com Inc., Class A	32,944	599,927
Jiangsu Expressway Co. Ltd., Class H	240,000	169,282
Kuaishou Technology(a)(b)	36,000	148,675
Kweichow Moutai Co. Ltd., Class A	800	147,506
Lenovo Group Ltd.	240,000	191,810
Li Auto Inc., ADR(a)	9,240	125,849
Li Ning Co. Ltd.	60,000	310,375
Meituan, Class B(a)(b)	64,200	1,027,876
Muyuan Foods Co. Ltd., Class A	14,836	95,075
Security	Shares	Value

China (continued)
NetEase Inc.	36,100	$400,538
New China Life Insurance Co. Ltd., Class H	168,000	266,797
NIO Inc., ADR(a)(c)	24,240	234,401
Nongfu Spring Co. Ltd., Class H(b)	48,000	241,098
People’s Insurance Co. Group of China Ltd. (The),
Class H	1,080,000	298,468
PICC Property & Casualty Co. Ltd., Class H	330,000	304,363
Pinduoduo Inc., ADR(a)(c)	7,320	401,356
Ping An Insurance Group Co. of China Ltd., Class H	120,000	480,407
Shenzhen International Holdings Ltd.	360,000	242,158
Shenzhou International Group Holdings Ltd.	24,000	166,632
Sichuan Chuantou Energy Co. Ltd., Class A	288,000	433,963
Sinopharm Group Co. Ltd., Class H	96,000	182,123
Sunac China Holdings Ltd.(a)(d)	144,000	18,114
Tencent Holdings Ltd.	84,000	2,207,249
Trip.com Group Ltd., ADR(a)(c)	9,600	217,248
WuXi AppTec Co. Ltd., Class H(b)	14,000	112,367
Wuxi Biologics Cayman Inc., New(a)(b)	60,000	269,979
Xiaomi Corp., Class B(a)(b)	264,000	296,491
Xinjiang Goldwind Science & Technology Co. Ltd.,
Class H	26,400	22,876
XPeng Inc., ADR(a)(c)	9,000	59,580
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	60,000	246,139
Zhejiang Expressway Co. Ltd., Class H	240,000	148,898
Zhejiang Huayou Cobalt Co. Ltd., Class A.	11,440	85,105
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	132,000	246,059
Zhuzhou CRRC Times Electric Co. Ltd.	60,000	260,310
Zijin Mining Group Co. Ltd., Class H	240,000	228,921
ZTO Express Cayman Inc., ADR	7,200	121,608
		23,123,768
Colombia — 0.0%
Bancolombia SA	16,920	121,622
Interconexion Electrica SA ESP	57,360	223,807
		345,429
Czech Republic — 0.0%
Komercni Banka AS	8,400	240,578
Denmark — 0.6%
Carlsberg AS, Class B	1,260	148,359
Chr Hansen Holding A/S	3,720	206,613
DSV A/S	2,880	389,169
Genmab A/S(a)	840	323,574
Novo Nordisk A/S, Class B	25,080	2,726,980
Novozymes A/S, Class B	4,680	245,656
Orsted AS(b)	6,000	495,034
Vestas Wind Systems A/S	16,800	331,190
		4,866,575
Finland — 0.3%
Kesko OYJ, Class B	8,880	172,810
Kone OYJ, Class B	5,040	206,367
Neste OYJ	19,560	857,285
Nokia OYJ	65,280	290,099
Nordea Bank Abp	35,040	334,720
Sampo OYJ, Class A	3,480	159,132
		2,020,413
France — 2.5%
Aeroports de Paris(a)	1,920	259,643
Airbus SE	10,680	1,155,616
Alstom SA	8,880	182,761

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
AXA SA	42,600	$1,052,002
BNP Paribas SA	17,880	838,463
Bureau Veritas SA	7,920	195,943
Capgemini SE	1,920	314,670
Carrefour SA	9,960	160,311
Covivio	4,440	237,724
Danone SA	10,560	524,827
Dassault Systemes SE	6,600	221,224
Edenred	3,273	167,794
Eiffage SA	2,160	195,311
EssilorLuxottica SA	4,920	777,990
Eurofins Scientific SE	2,400	153,635
Gecina SA	1,385	123,478
Getlink SE	12,960	205,085
Hermes International	480	621,305
Kering SA	1,200	549,553
Klepierre SA	9,480	190,531
Legrand SA	3,120	237,758
L’Oreal SA	4,200	1,318,818
LVMH Moet Hennessy Louis Vuitton SE	4,320	2,725,897
Orange SA	27,910	265,924
Pernod Ricard SA	3,840	673,963
Publicis Groupe SA	4,800	268,821
Renault SA(a)	6,960	214,293
Safran SA	6,720	748,406
Sanofi	18,000	1,549,040
Sartorius Stedim Biotech	600	190,403
Schneider Electric SE	9,600	1,213,981
Societe Generale SA	18,480	423,876
Sodexo SA	2,760	244,487
Teleperformance	840	225,061
Thales SA	1,680	213,662
Unibail-Rodamco-Westfield(a)(c)	3,191	150,805
Vinci SA	11,040	1,016,088
Vivendi SE	17,520	143,401
Worldline SA/France(a)(b)	6,000	261,879
		20,214,429
Germany — 1.6%
adidas AG	3,240	316,273
Allianz SE, Registered	6,840	1,230,546
Aroundtown SA(c)	49,320	97,764
Bayer AG, Registered	15,240	801,335
Bayerische Motoren Werke AG	11,400	894,807
Beiersdorf AG	1,698	163,000
Daimler Truck Holding AG(a)	9,600	256,057
Delivery Hero SE(a)(b)	2,880	94,778
Deutsche Bank AG, Registered	34,560	329,417
Deutsche Boerse AG	2,400	390,287
Deutsche Post AG, Registered	11,160	394,504
Deutsche Telekom AG, Registered	44,760	844,867
Fresenius SE & Co. KGaA	8,400	193,310
GEA Group AG	5,760	201,338
Hannover Rueck SE	1,680	273,376
HelloFresh SE(a)	7,080	141,523
Infineon Technologies AG	18,960	460,073
Mercedes-Benz Group AG	15,840	916,844
Merck KGaA	2,280	371,560
MTU Aero Engines AG	1,200	214,750
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered	2,520	665,219
Security	Shares	Value

Germany (continued)
Puma SE	120	$5,305
SAP SE	16,080	1,547,745
Siemens AG, Registered	12,840	1,402,243
Siemens Healthineers AG(b)	4,080	186,915
Symrise AG	2,280	232,725
Vonovia SE	8,303	183,584
Zalando SE(a)(b)(c)	5,400	124,460
		12,934,605
Hong Kong — 0.5%
AIA Group Ltd.	192,000	1,454,360
BOC Hong Kong Holdings Ltd.	60,000	186,438
CK Asset Holdings Ltd.	60,000	331,714
Galaxy Entertainment Group Ltd.(c)	46,000	210,158
Hong Kong Exchanges & Clearing Ltd.	20,900	554,761
Link REIT	48,000	283,709
Sands China Ltd.(a)	48,000	83,915
Sino Land Co. Ltd.(c)	240,000	256,276
Sun Hung Kai Properties Ltd.	33,500	360,002
Techtronic Industries Co. Ltd.	26,500	250,922
		3,972,255
India — 1.6%
Adani Enterprises Ltd.	10,440	422,542
Adani Ports & Special Economic Zone Ltd.	19,200	191,178
Adani Total Gas Ltd.	8,280	360,352
Adani Transmission Ltd.(a)	5,640	228,394
Asian Paints Ltd.	12,480	469,785
Avenue Supermarts Ltd.(a)(b)	6,240	325,907
Axis Bank Ltd.	38,588	423,174
Bandhan Bank Ltd.(a)(b)	21,680	62,607
Bharti Airtel Ltd.	42,600	428,419
DLF Ltd.	56,880	265,116
HCL Technologies Ltd.	21,000	264,361
Hindustan Unilever Ltd.	17,160	529,448
Housing Development Finance Corp. Ltd.	21,720	649,401
ICICI Bank Ltd.	53,788	591,418
ICICI Bank Ltd., ADR, NVS	20,168	444,503
Infosys Ltd.	55,080	1,026,584
ITC Ltd.	98,760	416,405
Kotak Mahindra Bank Ltd.	11,880	273,538
Larsen & Toubro Ltd.	12,720	311,425
Mahindra & Mahindra Ltd., GDR	4,320	70,433
Marico Ltd.	38,040	241,332
Maruti Suzuki India Ltd.	2,640	304,366
Nestle India Ltd.	1,440	354,600
PI Industries Ltd.	7,560	296,149
Pidilite Industries Ltd.	8,602	268,999
Power Grid Corp. of India Ltd.	121,080	334,069
Reliance Industries Ltd.	35,160	1,084,924
SBI Life Insurance Co. Ltd.(b)	14,040	215,153
Sun Pharmaceutical Industries Ltd.	26,880	330,268
Tata Consultancy Services Ltd.	15,381	593,585
Tata Motors Ltd.(a)	45,600	228,312
Tech Mahindra Ltd.	15,840	203,716
Titan Co. Ltd.	9,120	304,317
Wipro Ltd.	24,840	116,238
		12,631,018
Indonesia — 0.3%
Astra International Tbk PT	804,000	343,574
Bank Central Asia Tbk PT	480,000	271,333

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Bank Mandiri Persero Tbk PT	396,000	$267,519
Bank Negara Indonesia Persero Tbk PT	312,000	188,115
Bank Rakyat Indonesia Persero Tbk PT	971,937	289,961
Gudang Garam Tbk PT	84,000	129,790
Merdeka Copper Gold Tbk PT(a)	960,035	232,459
Telkom Indonesia Persero Tbk PT	1,536,000	431,387
Vale Indonesia Tbk PT(a)	372,000	155,381
		2,309,519
Ireland — 0.5%
Flutter Entertainment PLC, Class DI(a)	4,320	570,539
James Hardie Industries PLC	17,280	377,274
Kerry Group PLC, Class A	2,760	239,719
Kingspan Group PLC	3,851	194,155
Linde PLC	6,000	1,784,100
Seagate Technology Holdings PLC	3,480	172,817
STERIS PLC	1,080	186,386
Trane Technologies PLC	4,200	670,446
		4,195,436
Israel — 0.4%
Azrieli Group Ltd.	3,240	240,037
Bank Hapoalim BM	45,832	441,786
Bank Leumi Le-Israel BM	50,686	483,531
Check Point Software Technologies Ltd.(a)(c)	2,400	310,152
Elbit Systems Ltd.	1,200	242,802
ICL Group Ltd.	21,000	189,370
Isracard Ltd.	—	—
Israel Discount Bank Ltd., Class A	40,735	231,623
Mizrahi Tefahot Bank Ltd.	7,080	267,635
Nice Ltd.(a)	1,080	203,547
Teva Pharmaceutical Industries Ltd., ADR(a)	26,400	235,488
ZIM Integrated Shipping Services Ltd.	3,240	76,108
		2,922,079
Italy — 0.6%
Assicurazioni Generali SpA	25,080	376,378
Atlantia SpA	14,040	313,197
Ferrari NV	2,040	402,162
Intesa Sanpaolo SpA	334,800	638,305
Mediobanca Banca di Credito Finanziario SpA	19,800	179,380
Moncler SpA	4,920	212,269
Poste Italiane SpA(b)	26,400	230,057
Snam SpA	154,560	687,253
Tenaris SA	59,520	931,556
Terna - Rete Elettrica Nazionale	54,600	362,089
UniCredit SpA	42,720	529,782
		4,862,428
Japan — 5.2%
Asahi Group Holdings Ltd.	12,000	335,769
Astellas Pharma Inc.	36,600	505,013
Canon Inc.	24,000	508,740
Central Japan Railway Co.	1,900	219,975
Chugai Pharmaceutical Co. Ltd.	12,000	278,062
Concordia Financial Group Ltd.	72,000	219,688
Dai-ichi Life Holdings Inc.	12,000	190,593
Daiichi Sankyo Co. Ltd.	24,000	768,258
Daikin Industries Ltd.	3,800	569,191
Daiwa House Industry Co. Ltd.	12,000	241,768
Denso Corp.	3,800	188,540
Dentsu Group Inc.	12,000	373,240
FANUC Corp.	4,100	536,492
Security	Shares	Value

Japan (continued)
Fast Retailing Co. Ltd.	1,000	$557,141
Fujitsu Ltd.	3,300	379,693
Hitachi Ltd.	12,000	544,486
Honda Motor Co. Ltd.	12,000	273,630
Hoya Corp.	12,000	1,115,536
Hulic Co. Ltd.	36,000	261,516
Iida Group Holdings Co. Ltd.	12,000	166,624
Isuzu Motors Ltd.	24,000	282,232
ITOCHU Corp.	20,700	534,982
Japan Post Holdings Co. Ltd.	48,000	322,780
Japan Post Insurance Co. Ltd.	12,000	177,638
Japan Tobacco Inc.	36,000	602,907
Kajima Corp.	12,000	112,958
Kao Corp.	11,600	433,282
KDDI Corp.	24,000	709,367
Keyence Corp.	2,900	1,093,489
Kirin Holdings Co. Ltd.	36,000	529,198
Komatsu Ltd.	12,000	235,082
Kubota Corp.	12,000	167,395
Kyocera Corp.	3,100	150,122
M3 Inc.	24,000	715,204
Makita Corp.	12,000	219,282
Marubeni Corp.	120,000	1,050,470
MISUMI Group Inc.	12,000	255,593
Mitsubishi Corp.	24,000	650,133
Mitsubishi Electric Corp.	36,000	316,750
Mitsubishi Estate Co. Ltd.	12,000	150,904
Mitsubishi UFJ Financial Group Inc.	204,000	963,665
Mitsui & Co. Ltd.	60,000	1,327,750
Mitsui Fudosan Co. Ltd.	12,000	229,780
Mizuho Financial Group Inc.	48,000	519,142
MS&AD Insurance Group Holdings Inc.	12,000	317,774
Murata Manufacturing Co. Ltd.	12,000	568,073
Nexon Co. Ltd.	12,000	200,811
Nidec Corp.	12,000	659,808
Nintendo Co. Ltd.	21,000	852,581
Nippon Paint Holdings Co. Ltd.	36,000	229,429
Nippon Telegraph & Telephone Corp.	24,000	661,937
Nomura Holdings Inc.	72,000	232,989
Nomura Research Institute Ltd.	12,000	265,562
NTT Data Corp.	12,000	173,806
Obayashi Corp.	36,000	231,072
Olympus Corp.	24,000	506,028
Omron Corp.	2,700	125,924
Ono Pharmaceutical Co. Ltd.	12,000	282,403
Oriental Land Co. Ltd./Japan	4,100	549,103
ORIX Corp.	24,000	352,505
Otsuka Holdings Co. Ltd.	12,000	384,654
Panasonic Holdings Corp.	24,000	170,943
Recruit Holdings Co. Ltd.	24,000	738,508
Renesas Electronics Corp.(a)	24,000	200,778
Resona Holdings Inc.	96,000	361,819
Ricoh Co. Ltd.	24,000	175,867
SBI Holdings Inc/Japan	12,000	216,769
Sekisui House Ltd.	12,000	199,234
Seven & i Holdings Co. Ltd.	12,000	447,940
Shimizu Corp.	48,000	239,520
Shin-Etsu Chemical Co. Ltd.	6,700	696,331
Shiseido Co. Ltd.	12,000	414,446
SMC Corp.	600	240,841

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
SoftBank Corp.	48,000	$473,491
SoftBank Group Corp.	24,000	1,030,229
Sompo Holdings Inc.	6,300	262,661
Sony Group Corp.	24,000	1,618,431
Subaru Corp.	15,000	234,462
Sumitomo Corp.	12,000	152,565
Sumitomo Metal Mining Co. Ltd.	12,000	336,370
Sumitomo Mitsui Financial Group Inc.	24,000	673,957
Sumitomo Mitsui Trust Holdings Inc.	12,000	345,228
Sumitomo Realty & Development Co. Ltd.	12,000	275,207
Takeda Pharmaceutical Co. Ltd.	24,075	635,797
Terumo Corp.	12,000	364,188
Tokio Marine Holdings Inc.	36,000	651,786
Tokyo Electron Ltd.	2,600	684,051
Toshiba Corp.	8,300	288,023
Toyota Motor Corp.	168,000	2,330,933
Unicharm Corp.	12,000	364,697
Yaskawa Electric Corp.	12,000	332,271
Yokogawa Electric Corp.	12,000	200,653
Z Holdings Corp.	60,000	154,845
		42,091,360
Kuwait — 0.1%
Agility Public Warehousing Co. KSC	77,332	195,813
Kuwait Finance House KSCP	79,355	207,538
Mobile Telecommunications Co. KSCP	160,200	309,646
National Bank of Kuwait SAKP	120,240	418,449
		1,131,446
Malaysia — 0.1%
Dialog Group Bhd	444,000	193,494
Malayan Banking Bhd	108,000	196,188
Petronas Dagangan Bhd	96,000	440,203
Public Bank Bhd	207,300	196,043
		1,025,928
Mexico — 0.2%
Alfa SAB de CV, Class A	252,000	167,254
America Movil SAB de CV, Series L, NVS	312,001	295,262
Fomento Economico Mexicano SAB de CV	36,000	258,430
Grupo Carso SAB de CV, Series A1	57,900	233,318
Grupo Financiero Banorte SAB de CV, Class O	36,001	292,634
Grupo Mexico SAB de CV, Series B	72,000	261,029
Sitios Latinoamerica SAB de CV(a)	15,600	4,551
Wal-Mart de Mexico SAB de CV	72,000	278,108
		1,790,586
Netherlands — 1.1%
Adyen NV(a)(b)	360	513,936
Aegon NV	35,160	162,761
AerCap Holdings NV(a)(c)	4,200	224,322
Akzo Nobel NV	5,280	325,963
ASM International NV	600	132,732
ASML Holding NV	5,880	2,758,229
Davide Campari-Milano NV	26,040	233,848
Heineken NV	2,400	200,482
ING Groep NV(a)	46,920	461,673
Koninklijke Ahold Delhaize NV	6,600	184,063
Koninklijke DSM NV	3,000	352,891
Koninklijke Philips NV	15,840	200,928
NN Group NV	4,800	203,244
NXP Semiconductors NV	4,080	596,006
Prosus NV	14,280	617,491
Security	Shares	Value

Netherlands (continued)
Randstad NV	4,560	$227,267
Stellantis NV	57,600	777,114
Wolters Kluwer NV	2,760	293,273
		8,466,223
New Zealand — 0.1%
Meridian Energy Ltd.	96,480	273,482
Xero Ltd.(a)	4,560	226,443
		499,925
Norway — 0.4%
Adevinta ASA(a)	26,640	182,360
DNB Bank ASA	36,120	638,850
Gjensidige Forsikring ASA	23,760	434,302
Kongsberg Gruppen ASA	8,040	288,318
Mowi ASA	21,060	314,337
Orkla ASA	64,680	436,277
Salmar ASA	5,400	183,069
Telenor ASA	42,720	388,234
		2,865,747
Peru — 0.0%
Southern Copper Corp.	5,280	248,002
Philippines — 0.1%
ACEN Corp.	1,476,000	160,492
BDO Unibank Inc.	58,580	129,484
International Container Terminal Services Inc.	66,000	197,846
SM Prime Holdings Inc.	280,600	153,242
		641,064
Poland — 0.0%
Powszechny Zaklad Ubezpieczen SA	41,160	230,591
Qatar — 0.1%
Barwa Real Estate Co.	397,200	367,130
Industries Qatar QSC	59,520	255,228
Mesaieed Petrochemical Holding Co.	560,160	346,064
Qatar National Bank QPSC	34,853	189,039
		1,157,461
Russia — 0.0%
Alrosa PJSC(d)	184,910	30
Magnit PJSC(d)	4,127	1
Magnit PJSC, GDR(d)	1	—
Mobile TeleSystems PJSC(d)	73,304	12
Moscow Exchange MICEX-RTS PJSC(a)(d)	152,460	24
Ozon Holdings PLC, GDR(a)(d)	5,270	1
Polymetal International PLC(d)	12,434	2
Polyus PJSC(a)(d)	1,430	—
Sberbank of Russia PJSC(a)(d)	292,860	47
TCS Group Holding PLC, GDR(a)(d)(e)	4,185	1
United Co. RUSAL International PJSC(a)(d)	509,950	82
VK Co. Ltd.(a)(d)	22,940	4
VTB Bank PJSC(a)(d)	22,490,000	4
Yandex NV(a)(d)	9,920	1
		209
Saudi Arabia — 0.6%
Al Rajhi Bank(a)	33,028	748,939
Alinma Bank.	21,000	209,495
Arab National Bank	34,920	299,851
Bank Al-Jazira	13,440	83,620
Banque Saudi Fransi	18,000	206,910
Dar Al Arkan Real Estate Development Co.(a)	91,680	328,013

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Dr Sulaiman Al Habib Medical Services Group Co.	4,320	$260,594
Emaar Economic City(a)	79,320	202,534
Etihad Etisalat Co.	25,200	245,337
Riyad Bank	33,240	317,688
SABIC Agri-Nutrients Co.	10,200	430,969
Saudi British Bank (The)	27,000	312,757
Saudi National Bank (The)	45,000	711,235
Saudi Telecom Co.	55,800	599,504
Yanbu National Petrochemical Co.	15,720	186,909
		5,144,355
Singapore — 0.4%
CapitaLand Ascendas REIT	66,402	122,856
CapitaLand Integrated Commercial Trust	156,000	207,036
City Developments Ltd.	48,000	258,797
DBS Group Holdings Ltd.	24,000	580,231
Genting Singapore Ltd.	552,000	313,907
Keppel Corp. Ltd.	48,000	236,257
Oversea-Chinese Banking Corp. Ltd.(c)	39,900	342,505
Sea Ltd., ADR(a)(c)	6,000	298,080
Singapore Exchange Ltd.	12,600	74,928
Singapore Telecommunications Ltd.	264,000	464,837
United Overseas Bank Ltd.	5,100	100,056
		2,999,490
South Africa — 0.3%
Absa Group Ltd.	25,080	272,349
Anglo American Platinum Ltd.	2,280	181,547
Capitec Bank Holdings Ltd.	1,560	161,533
FirstRand Ltd.	125,040	437,138
Growthpoint Properties Ltd.	276,840	195,173
MTN Group Ltd.	34,080	240,859
Naspers Ltd., Class N	3,960	408,204
Nedbank Group Ltd.	19,742	233,825
Old Mutual Ltd.	121,320	68,865
Sanlam Ltd.	46,698	136,122
Standard Bank Group Ltd.	42,240	394,320
		2,729,935
South Korea — 1.3%
Amorepacific Corp.	1,440	93,494
Celltrion Inc.	1,664	223,673
Coway Co. Ltd.	3,960	153,553
Doosan Enerbility Co. Ltd.(a)	10,200	94,639
GS Engineering & Construction Corp.	6,120	92,992
Hana Financial Group Inc.	8,280	239,386
Hotel Shilla Co. Ltd.	1,560	71,038
Hyundai Mobis Co. Ltd.	1,440	220,866
Hyundai Motor Co.	2,520	290,401
Industrial Bank of Korea	23,040	168,851
Kakao Corp.	6,120	217,106
KB Financial Group Inc.	6,133	206,370
Kia Corp.	4,680	217,483
KT&G Corp.	6,720	451,325
LG Chem Ltd.	480	210,643
LG Electronics Inc.	2,520	143,943
LG Energy Solution(a)	960	355,218
LG H&H Co. Ltd.	240	85,747
LG Innotek Co. Ltd.	600	124,479
NAVER Corp.	2,280	270,450
NCSoft Corp.	600	163,908
Samsung Biologics Co. Ltd.(a)(b)	600	368,722
Security	Shares	Value

South Korea (continued)
Samsung C&T Corp.	2,280	$189,266
Samsung Electronics Co. Ltd.	74,160	3,086,526
Samsung Engineering Co. Ltd.(a)	9,840	164,380
Samsung Fire & Marine Insurance Co. Ltd.	960	134,639
Samsung Life Insurance Co. Ltd.	6,840	323,243
Samsung SDI Co. Ltd.	840	433,369
Samsung SDS Co. Ltd.	1,320	115,644
Shinhan Financial Group Co. Ltd.	9,120	231,799
SK Hynix Inc.	8,760	507,130
SK IE Technology Co. Ltd.(a)(b)	2,160	78,609
SK Inc.	3,240	485,510
Woori Financial Group Inc.	12,120	100,014
		10,314,416
Spain — 0.7%
Acciona SA	1,200	216,074
Aena SME SA(a)(b)	2,160	253,868
Amadeus IT Group SA(a)	8,760	456,880
Banco Bilbao Vizcaya Argentaria SA	105,720	545,387
Banco Santander SA	267,960	694,948
CaixaBank SA	68,280	226,419
Cellnex Telecom SA(b)	7,920	259,223
EDP Renovaveis SA	28,920	608,549
Enagas SA	7,009	113,783
Ferrovial SA	13,920	340,182
Iberdrola SA	82,493	838,894
Industria de Diseno Textil SA	24,240	550,204
Red Electrica Corp. SA	9,559	154,624
Telefonica SA	119,285	411,199
		5,670,234
Sweden — 0.8%
Assa Abloy AB, Class B	14,640	295,612
Atlas Copco AB, Class A	18,960	202,365
Atlas Copco AB, Class B	41,405	400,434
Boliden AB	20,520	596,740
Epiroc AB, Class A	12,360	189,212
EQT AB	4,800	94,464
Evolution AB(b)	3,360	313,430
H & M Hennes & Mauritz AB, Class B	21,600	217,559
Hexagon AB, Class B	25,440	251,497
Holmen AB, Class B	4,200	152,420
Industrivarden AB, Class C	10,560	237,129
Investor AB, Class B	47,040	767,721
Nibe Industrier AB, Class B	30,960	246,961
Sandvik AB	15,000	234,401
Skanska AB, Class B	14,280	222,073
Svenska Cellulosa AB SCA, Class B.	15,480	182,630
Swedish Match AB.	22,320	229,559
Tele2 AB, Class B	18,600	152,446
Telefonaktiebolaget LM Ericsson, Class B	51,960	288,863
Telia Co. AB	61,440	162,802
Volvo AB, Class B	32,520	532,252
Volvo Car AB, Class B(a)(c)	17,400	73,847
		6,044,417
Switzerland — 2.5%
ABB Ltd., Registered	24,480	679,817
Adecco Group AG, Registered	6,120	191,531
Alcon Inc.	5,520	336,087
Cie. Financiere Richemont SA, Class A, Registered	8,400	820,962
Credit Suisse Group AG, Registered(c)	31,200	129,245

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Geberit AG, Registered	480	$213,378
Givaudan SA, Registered	169	504,793
Julius Baer Group Ltd.	6,600	316,661
Kuehne + Nagel International AG, Registered	840	178,808
Logitech International SA, Registered	3,480	173,067
Lonza Group AG, Registered	720	370,644
Nestle SA, Registered	41,160	4,480,628
Novartis AG, Registered	33,000	2,669,393
Partners Group Holding AG	240	215,420
Roche Holding AG, NVS	10,320	3,424,157
Schindler Holding AG, Participation Certificates, NVS	1,200	195,679
SGS SA, Registered	120	264,541
Siemens Energy AG(a)(c)	9,120	106,317
Sika AG, Registered	3,480	784,656
Sonova Holding AG, Registered	600	141,818
STMicroelectronics NV	9,960	309,696
Straumann Holding AG	2,160	205,570
Swatch Group AG (The), Bearer	960	215,721
Swiss Life Holding AG, Registered	600	290,533
Swiss Re AG	4,440	329,824
Swisscom AG, Registered	360	177,764
TE Connectivity Ltd.	5,760	704,045
Temenos AG, Registered	1,800	107,206
UBS Group AG, Registered	56,296	892,525
VAT Group AG(b)	960	219,169
Zurich Insurance Group AG	1,680	715,972
		20,365,627
Taiwan — 1.3%
Acer Inc.	240,000	164,218
Catcher Technology Co. Ltd.	120,000	630,367
Cathay Financial Holding Co. Ltd.	368,253	430,969
China Development Financial Holding Corp.	480,542	174,858
CTBC Financial Holding Co. Ltd.	480,400	303,486
Delta Electronics Inc.	35,000	278,488
E.Sun Financial Holding Co. Ltd.	257,179	184,825
Fubon Financial Holding Co. Ltd.	252,799	399,305
Hon Hai Precision Industry Co. Ltd.	157,720	500,931
Hotai Motor Co. Ltd.	21,000	379,941
MediaTek Inc.	25,000	455,705
Mega Financial Holding Co. Ltd.	123,100	114,046
Powerchip Semiconductor Manufacturing Corp.	120,000	114,234
Shin Kong Financial Holding Co. Ltd.	960,675	238,172
SinoPac Financial Holdings Co. Ltd.	727,642	363,060
Taishin Financial Holding Co. Ltd.	379,301	155,662
Taiwan Cooperative Financial Holding Co. Ltd.	371,936	288,181
Taiwan Semiconductor Manufacturing Co. Ltd.	381,000	4,580,459
Uni-President Enterprises Corp.	120,000	243,691
United Microelectronics Corp.	240,000	288,591
WPG Holdings Ltd.	120,000	163,387
Yuanta Financial Holding Co. Ltd.	495,498	302,555
		10,755,131
Thailand — 0.2%
Airports of Thailand PCL, NVDR(a)	240,000	466,869
Bangkok Expressway & Metro PCL, NVDR	1,392,000	343,924
Krung Thai Bank PCL, NVDR	744,000	342,829
SCB X PCL, NVS	127,000	354,831
		1,508,453
Turkey — 0.1%
Akbank TAS	171,415	134,752
Security	Shares	Value

Turkey (continued)
Haci Omer Sabanci Holding AS	212,400	$382,513
		517,265
United Arab Emirates — 0.1%
Emaar Properties PJSC	185,400	306,050
Emirates Telecommunications Group Co. PJSC	63,000	442,768
First Abu Dhabi Bank PJSC	79,700	388,677
		1,137,495
United Kingdom — 3.6%
3i Group PLC	36,512	486,280
abrdn PLC	63,072	114,928
Amcor PLC	22,920	265,414
Antofagasta PLC	26,160	352,517
Ashtead Group PLC	6,600	343,814
AstraZeneca PLC	22,800	2,675,172
Aviva PLC	58,320	279,739
BAE Systems PLC	34,680	324,382
Barclays PLC	288,720	490,608
Barratt Developments PLC	27,840	120,076
Berkeley Group Holdings PLC	3,547	141,126
British American Tobacco PLC	40,320	1,592,376
British Land Co. PLC (The)	37,920	159,070
BT Group PLC	135,120	201,360
Bunzl PLC	7,080	230,705
Burberry Group PLC	9,240	192,535
Clarivate PLC(a)	12,360	127,679
CNH Industrial NV	16,680	215,790
Coca-Cola Europacific Partners PLC	4,680	220,194
Compass Group PLC	33,480	705,150
Croda International PLC	4,080	316,076
DCC PLC	2,640	146,522
Diageo PLC	37,560	1,545,686
Entain PLC	13,080	189,223
Experian PLC	16,002	510,228
Ferguson PLC	2,880	314,089
GSK PLC	65,569	1,074,091
Haleon PLC(a)	81,960	251,326
Halma PLC	7,080	171,685
HSBC Holdings PLC	293,280	1,505,127
Imperial Brands PLC	24,960	608,002
Informa PLC	37,680	240,094
Intertek Group PLC	3,120	130,706
Johnson Matthey PLC	7,320	162,486
Land Securities Group PLC	24,480	160,072
Legal & General Group PLC	141,176	377,682
Lloyds Banking Group PLC	1,159,920	557,071
London Stock Exchange Group PLC	5,040	436,877
M&G PLC	90,840	182,554
National Grid PLC	61,320	668,088
NatWest Group PLC, NVS	66,857	180,066
Ocado Group PLC(a)	7,680	41,636
Pearson PLC	17,160	189,671
Persimmon PLC	6,634	99,270
Prudential PLC	40,761	378,656
Reckitt Benckiser Group PLC	11,880	788,404
RELX PLC	32,040	860,610
Rentokil Initial PLC	27,000	168,483
Rolls-Royce Holdings PLC(a)	159,960	143,462
Royalty Pharma PLC, Class A	6,240	264,077
Sage Group PLC (The)	120	1,000

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Segro PLC	15,720	$141,480
Severn Trent PLC	14,640	420,164
Shell PLC	97,680	2,705,891
Smith & Nephew PLC	14,280	168,745
Smiths Group PLC	14,280	255,791
Standard Chartered PLC	27,996	167,269
Taylor Wimpey PLC	163,680	175,977
Tesco PLC	87,480	216,065
Unilever PLC	41,829	1,901,310
United Utilities Group PLC	36,720	395,702
Vodafone Group PLC	481,080	561,614
Whitbread PLC	7,560	222,507
WPP PLC	24,720	217,540
		29,451,990
United States — 62.0%
3M Co.	7,680	966,067
A O Smith Corp.	4,200	230,076
Abbott Laboratories	27,000	2,671,380
AbbVie Inc.	27,000	3,952,800
Abiomed Inc.(a)	960	241,997
Accenture PLC, Class A	9,480	2,691,372
Activision Blizzard Inc.	12,000	873,600
Adobe Inc.(a)	6,960	2,216,760
Advanced Micro Devices Inc.(a)	25,560	1,535,134
Affirm Holdings Inc.(a)(c)	1,680	33,718
Aflac Inc.	10,440	679,748
Agilent Technologies Inc.	4,920	680,682
Airbnb Inc., Class A(a)	6,120	654,289
Akamai Technologies Inc.(a)	2,280	201,392
Albemarle Corp.	2,760	772,441
Alexandria Real Estate Equities Inc.	1,800	261,540
Align Technology Inc.(a)	1,320	256,476
Allegion PLC	3,120	326,882
Allstate Corp. (The)	5,280	666,600
Alnylam Pharmaceuticals Inc.(a)	1,800	373,068
Alphabet Inc., Class A(a)	91,200	8,619,312
Alphabet Inc., Class C, NVS(a)	81,600	7,724,256
Altria Group Inc.	34,680	1,604,644
Amazon.com Inc.(a)	135,360	13,866,278
AMC Entertainment Holdings Inc.(a)	8,160	16,728
AMC Entertainment Holdings Inc., Class A(a)(c)	9,701	64,609
AMERCO	480	276,091
American Express Co.	8,760	1,300,422
American International Group Inc.(c)	16,080	916,560
American Tower Corp.	7,080	1,466,905
American Water Works Co. Inc.	9,720	1,412,705
Ameriprise Financial Inc.	1,440	445,133
AmerisourceBergen Corp.	1,800	282,996
AMETEK Inc.	3,000	388,980
Amgen Inc.	8,520	2,303,382
Amphenol Corp., Class A	8,880	673,370
Analog Devices Inc.	8,400	1,198,008
Annaly Capital Management Inc.	14,910	276,580
Ansys Inc.(a)	1,320	291,931
Aon PLC, Class A	2,880	810,691
Apollo Global Management Inc.	6,600	365,376
Apple Inc.	241,080	36,967,207
Applied Materials Inc.	13,920	1,228,997
Aptiv PLC(a)	4,440	404,351
Arch Capital Group Ltd.(a)	4,445	255,587
Security	Shares	Value

United States (continued)
Arista Networks Inc.(a)	3,360	$406,090
Arrow Electronics Inc.(a)	1,800	182,268
Arthur J Gallagher & Co.	2,280	426,542
Assurant Inc.	786	106,786
AT&T Inc.	118,560	2,161,349
Atmos Energy Corp.	6,120	652,086
Autodesk Inc.(a)	3,360	720,048
Automatic Data Processing Inc.	7,080	1,711,236
AutoZone Inc.(a)	360	911,837
AvalonBay Communities Inc.	2,040	357,245
Avantor Inc.(a)	10,200	205,734
Avery Dennison Corp.	2,640	447,612
Baker Hughes Co.	29,880	826,481
Ball Corp.	6,480	320,047
Bank of America Corp.	99,360	3,580,934
Bank of New York Mellon Corp. (The)	11,400	480,054
Bath & Body Works Inc.	3,840	128,179
Baxter International Inc.	6,600	358,710
Becton Dickinson and Co.	4,320	1,019,390
Berkshire Hathaway Inc., Class B(a)	17,760	5,240,798
Best Buy Co. Inc.	3,360	229,858
Bill.com Holdings Inc.(a)	1,200	160,032
Biogen Inc.(a)	2,520	714,269
BioMarin Pharmaceutical Inc.(a)	2,760	239,099
Bio-Rad Laboratories Inc., Class A(a)	480	168,821
Bio-Techne Corp.	840	248,858
Black Knight Inc.(a)	3,000	181,410
BlackRock Inc.(f)	2,040	1,317,656
Blackstone Inc., NVS	11,280	1,028,059
Block Inc. New(a)	7,436	446,680
Boeing Co. (The)(a)	8,160	1,162,882
Booking Holdings Inc.(a)	720	1,346,026
Booz Allen Hamilton Holding Corp.	3,000	326,550
BorgWarner Inc.	3,240	121,597
Boston Properties Inc.	2,040	148,308
Boston Scientific Corp.(a)	22,920	988,081
Bristol-Myers Squibb Co.	36,600	2,835,402
Broadcom Inc.	6,360	2,989,963
Broadridge Financial Solutions Inc.	1,200	180,072
Brown & Brown Inc.	3,600	211,644
Brown-Forman Corp., Class B	5,445	370,260
Burlington Stores Inc.(a)	1,080	154,397
Cadence Design Systems Inc.(a)	3,840	581,338
Camden Property Trust	1,479	170,898
Capital One Financial Corp.	5,280	559,786
Cardinal Health Inc.	3,720	282,348
Carlyle Group Inc. (The)	10,440	295,243
Carrier Global Corp.	13,680	543,917
Catalent Inc.(a)	2,760	181,415
Caterpillar Inc.	7,560	1,636,438
Cboe Global Markets Inc.	2,760	343,620
CBRE Group Inc., Class A(a)	6,120	434,153
CDW Corp./DE	1,800	311,058
Centene Corp.(a)	7,080	602,720
CH Robinson Worldwide Inc.	2,280	222,802
Charles River Laboratories International Inc.(a)	1,080	229,230
Charles Schwab Corp. (The)	20,520	1,634,828
Charter Communications Inc., Class A(a)	1,800	661,716
Cheniere Energy Inc.	9,240	1,630,028
Chevron Corp.	18,480	3,343,032

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Chipotle Mexican Grill Inc.(a)	480	$719,198
Chubb Ltd.	5,880	1,263,553
Church & Dwight Co. Inc.	4,440	329,137
Cigna Corp.	4,680	1,511,921
Cincinnati Financial Corp.	2,400	247,968
Cintas Corp.	1,800	769,590
Cisco Systems Inc.	65,640	2,982,025
Citigroup Inc.	31,080	1,425,329
Citizens Financial Group Inc.	11,880	485,892
Clorox Co. (The)	2,160	315,446
Cloudflare Inc., Class A(a)	3,600	202,752
CME Group Inc.	5,160	894,228
Coca-Cola Co. (The)	65,760	3,935,736
Cognex Corp.	3,360	155,333
Cognizant Technology Solutions Corp., Class A	9,240	575,190
Coinbase Global Inc., Class A(a)(c)	2,880	190,800
Colgate-Palmolive Co.	14,280	1,054,435
Comcast Corp., Class A	67,440	2,140,546
ConocoPhillips	17,160	2,163,704
Constellation Brands Inc., Class A	3,240	800,539
Constellation Energy Corp.	5,040	476,482
Cooper Companies Inc. (The)	840	229,648
Copart Inc.(a)	5,040	579,701
Corning Inc.	8,520	274,088
Corteva Inc.	17,280	1,129,075
CoStar Group Inc.(a)	6,840	565,805
Costco Wholesale Corp.	7,320	3,670,980
Crowdstrike Holdings Inc., Class A(a)(c)	2,880	464,256
Crown Castle Inc.	6,840	911,498
Crown Holdings Inc.	1,800	123,462
CSX Corp.	33,720	979,903
Cummins Inc.	1,440	352,094
CVS Health Corp.	19,560	1,852,332
Danaher Corp.	10,080	2,536,834
Darden Restaurants Inc.	2,400	343,536
Datadog Inc., Class A(a)	3,240	260,852
Deere & Co.	4,200	1,662,444
Dell Technologies Inc., Class C	6,960	267,264
DENTSPLY SIRONA Inc.	5,040	155,333
Devon Energy Corp.	35,760	2,766,036
Dexcom Inc.(a)	5,760	695,693
Digital Realty Trust Inc.	2,520	252,630
Discover Financial Services	2,400	250,704
DocuSign Inc.(a)(c)	2,760	133,308
Dollar General Corp.	3,000	765,150
Dollar Tree Inc.(a)	3,360	532,560
Domino’s Pizza Inc.	600	199,344
DoorDash Inc., Class A(a)(c)	4,080	177,602
Dover Corp.	1,560	203,876
DR Horton Inc.	6,000	461,280
DuPont de Nemours Inc.	6,720	384,384
Eaton Corp. PLC	5,160	774,361
eBay Inc.	10,560	420,710
Ecolab Inc.	7,560	1,187,449
Edison International	15,960	958,238
Edwards Lifesciences Corp.(a)	9,720	704,020
Elanco Animal Health Inc.(a)	14,640	193,102
Electronic Arts Inc.	4,080	513,917
Elevance Health Inc.	3,480	1,902,760
Eli Lilly & Co.	12,120	4,388,531
Security	Shares	Value

United States (continued)
Emerson Electric Co.	8,760	$758,616
Enphase Energy Inc.(a)	2,280	699,960
Entegris Inc.	2,760	218,978
EPAM Systems Inc.(a)	960	336,000
Equifax Inc.	2,400	406,896
Equinix Inc.	1,200	679,728
Equitable Holdings Inc.	10,200	312,324
Equity Residential	5,400	340,308
Essential Utilities Inc.	16,920	748,202
Essex Property Trust Inc.	720	160,013
Estee Lauder Companies Inc. (The), Class A	4,440	890,176
Etsy Inc.(a)(c)	2,400	225,384
Eversource Energy	18,120	1,382,194
Exact Sciences Corp.(a)(c)	3,600	125,208
Exelon Corp.	2,880	111,139
Expedia Group Inc.(a)	3,000	280,410
Expeditors International of Washington Inc.	3,480	340,518
Extra Space Storage Inc.	2,280	404,563
FactSet Research Systems Inc.	600	255,294
Fastenal Co.	7,920	382,774
FedEx Corp.	1,320	211,570
Fidelity National Financial Inc.	8,760	344,969
Fidelity National Information Services Inc.	9,840	816,622
Fifth Third Bancorp.	9,120	325,493
First Republic Bank/CA	2,760	331,476
Fiserv Inc.(a)	9,738	1,000,482
FleetCor Technologies Inc.(a)	1,200	223,344
FMC Corp.	4,560	542,184
Ford Motor Co.	58,800	786,156
Fortinet Inc.(a)	10,200	583,032
Fortive Corp.	6,720	429,408
Fortune Brands Home & Security Inc., NVS	3,720	224,390
Fox Corp., Class A, NVS	6,600	190,542
Franklin Resources Inc.	9,360	219,492
Freeport-McMoRan Inc.	37,200	1,178,868
Garmin Ltd.	2,880	253,555
Gartner Inc.(a)	1,560	470,995
Generac Holdings Inc.(a)	1,080	125,183
General Dynamics Corp.	3,720	929,256
General Electric Co.	16,560	1,288,534
General Mills Inc.	10,800	881,064
General Motors Co.	19,800	777,150
Genuine Parts Co.	2,040	362,834
Gilead Sciences Inc.	21,120	1,657,075
Global Payments Inc.	4,680	534,737
GoDaddy Inc., Class A(a)	2,400	192,960
Goldman Sachs Group Inc. (The)	5,280	1,819,013
Halliburton Co.	73,560	2,679,055
Hartford Financial Services Group Inc. (The)	4,800	347,568
Hasbro Inc.	2,880	187,920
HCA Healthcare Inc.	3,600	782,892
Henry Schein Inc.(a)	3,240	221,810
Hershey Co. (The)	3,120	744,962
Hess Corp.	1,560	220,085
Hewlett Packard Enterprise Co.	34,800	496,596
Hilton Worldwide Holdings Inc.	3,240	438,242
Hologic Inc.(a)	3,720	252,216
Home Depot Inc. (The)	15,240	4,513,021
Honeywell International Inc.	11,160	2,276,863
Horizon Therapeutics PLC(a)	4,080	254,266

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Host Hotels & Resorts Inc.	16,560	$312,653
Howmet Aerospace Inc.	8,640	307,152
HP Inc.	21,120	583,334
HubSpot Inc.(a)	600	177,936
Humana Inc.	1,920	1,071,514
Huntington Bancshares Inc./OH	15,720	238,630
IDEX Corp.	1,680	373,481
IDEXX Laboratories Inc.(a)	1,080	388,454
Illinois Tool Works Inc.	5,160	1,101,815
Illumina Inc.(a)	2,400	549,168
Incyte Corp.(a)	3,960	294,386
Ingersoll Rand Inc.	4,800	242,400
Insulet Corp.(a)	960	248,458
Intel Corp.	64,080	1,821,794
Intercontinental Exchange Inc.	7,800	745,446
International Business Machines Corp.	14,640	2,024,566
International Flavors & Fragrances Inc.	6,600	644,226
Interpublic Group of Companies Inc. (The)	8,640	257,386
Intuit Inc.	3,960	1,692,900
Intuitive Surgical Inc.(a)	5,760	1,419,667
Invitation Homes Inc.	9,147	289,868
IQVIA Holdings Inc.(a)	3,240	679,331
Iron Mountain Inc.	4,800	240,336
Jack Henry & Associates Inc.	960	191,098
Jacobs Solutions Inc., NVS	1,800	207,396
Jazz Pharmaceuticals PLC(a)	1,440	207,058
JM Smucker Co. (The)	1,680	253,109
Johnson & Johnson	40,320	7,014,470
Johnson Controls International PLC	13,320	770,429
JPMorgan Chase & Co.	41,664	5,244,664
Juniper Networks Inc.	9,480	290,088
Kellogg Co.	3,600	276,552
Keurig Dr Pepper Inc.	17,400	675,816
KeyCorp.	22,560	403,147
Keysight Technologies Inc.(a)	1,800	313,470
Kimberly-Clark Corp.	3,120	388,315
Kimco Realty Corp.	8,040	171,895
Kinder Morgan Inc.	35,280	639,274
KKR & Co. Inc.	8,760	425,999
KLA Corp.	2,520	797,454
Knight-Swift Transportation Holdings Inc.	4,560	219,017
Kraft Heinz Co. (The)	14,280	549,352
Kroger Co. (The)	9,000	425,610
L3Harris Technologies Inc.	2,565	632,195
Laboratory Corp. of America Holdings	1,440	319,478
Lam Research Corp.	2,160	874,325
Las Vegas Sands Corp.(a)	6,360	241,744
Leidos Holdings Inc.	2,520	256,007
Lennar Corp., Class A	4,680	377,676
Lennox International Inc.	1,440	336,341
Liberty Broadband Corp., Class C (a)	2,520	212,764
Liberty Global PLC, Class C, NVS(a)	15,480	273,377
Lincoln National Corp.	3,960	213,325
Live Nation Entertainment Inc.(a)	2,880	229,277
LKQ Corp.	4,560	253,718
Lockheed Martin Corp.	3,840	1,868,851
Loews Corp.	11,880	677,398
Lowe’s Companies Inc.	9,960	1,941,702
LPL Financial Holdings Inc.	1,320	337,458
Lucid Group Inc.(a)(c)	9,240	132,040
Security	Shares	Value

United States (continued)
Lululemon Athletica Inc.(a)	2,040	$671,242
M&T Bank Corp.	2,760	464,701
Markel Corp.(a)	120	144,732
MarketAxess Holdings Inc.	600	146,424
Marriott International Inc./MD, Class A	2,640	422,690
Marsh & McLennan Companies Inc.	8,426	1,360,715
Marvell Technology Inc.	13,920	552,346
Masco Corp.	8,280	383,116
Masimo Corp.(a)	1,560	205,296
Mastercard Inc., Class A	12,840	4,213,831
Match Group Inc.(a)	4,200	181,440
McCormick & Co. Inc./MD, NVS	5,040	396,346
McDonald’s Corp.	11,400	3,108,324
McKesson Corp.	2,400	934,488
Medical Properties Trust Inc.	9,000	103,050
Medtronic PLC	20,400	1,781,736
Merck & Co. Inc.	38,880	3,934,656
Meta Platforms Inc, Class A(a)	34,320	3,197,251
MetLife Inc.	10,080	737,957
Mettler-Toledo International Inc.(a)	360	455,375
MGM Resorts International	7,320	260,372
Microchip Technology Inc.	8,400	518,616
Micron Technology Inc.	16,800	908,880
Microsoft Corp.	104,160	24,178,661
Mid-America Apartment Communities Inc.	1,080	170,046
Moderna Inc.(a)	5,400	811,782
Molina Healthcare Inc.(a)	970	348,094
Molson Coors Beverage Co., Class B	3,240	163,393
Mondelez International Inc., Class A	23,880	1,468,142
MongoDB Inc.(a)	840	153,745
Monolithic Power Systems Inc.	600	203,670
Monster Beverage Corp.(a)	7,440	697,277
Moody’s Corp.	1,920	508,550
Morgan Stanley	19,680	1,617,106
Mosaic Co. (The)	10,080	541,800
Motorola Solutions Inc.	2,880	719,165
MSCI Inc.	840	393,842
NetApp Inc.	3,840	265,997
Netflix Inc.(a)	7,320	2,136,562
Newell Brands Inc., NVS	10,800	149,148
Newmont Corp.	8,640	365,645
NextEra Energy Inc.	22,920	1,776,300
Nike Inc., Class B	18,960	1,757,213
Nordson Corp.	720	162,000
Norfolk Southern Corp.	3,480	793,684
Northern Trust Corp.	2,280	192,318
Northrop Grumman Corp.	2,400	1,317,624
NortonLifeLock Inc.	9,840	221,695
Novocure Ltd.(a)(c)	1,680	118,709
Nucor Corp.	3,240	425,671
Nvidia Corp.	37,560	5,069,473
Occidental Petroleum Corp.	10,560	766,656
Okta Inc.(a)	1,920	107,750
Old Dominion Freight Line Inc.	1,680	461,328
Omnicom Group Inc.	3,360	244,440
ON Semiconductor Corp.(a)(c)	3,840	235,891
ONEOK Inc.	20,280	1,203,010
Oracle Corp.	25,080	1,957,996
O’Reilly Automotive Inc.(a)	1,080	904,144
Otis Worldwide Corp.	7,320	517,085

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
PACCAR Inc.	4,440	$429,925
Palantir Technologies Inc., Class A(a)	26,640	234,166
Palo Alto Networks Inc.(a)	4,320	741,269
Paramount Global, Class B, NVS	9,240	169,277
Parker-Hannifin Corp.	1,800	523,116
Paychex Inc.	5,760	681,466
Paycom Software Inc.(a)	720	249,120
PayPal Holdings Inc.(a)	16,320	1,364,026
Pentair PLC	5,160	221,622
PepsiCo Inc.	21,720	3,943,918
PerkinElmer Inc.	1,920	256,474
Pfizer Inc.	86,520	4,027,506
PG&E Corp.(a)	22,440	335,029
Philip Morris International Inc.	25,560	2,347,686
Phillips 66	3,240	337,900
Pinterest Inc., Class A(a)	8,280	203,688
Pioneer Natural Resources Co.	12,960	3,323,074
Plug Power Inc.(a)(c)	9,840	157,243
PNC Financial Services Group Inc. (The)	6,960	1,126,337
Pool Corp.	720	219,046
PPG Industries Inc.	6,720	767,290
Principal Financial Group Inc.	5,520	486,478
Procter & Gamble Co. (The)	37,080	4,993,564
Progressive Corp. (The)	8,400	1,078,560
Prologis Inc.	14,433	1,598,455
Prudential Financial Inc.	6,600	694,254
PTC Inc.(a)	1,920	226,234
Public Storage	2,640	817,740
PulteGroup Inc.	4,800	191,952
Qualcomm Inc.	17,640	2,075,522
Quanta Services Inc.	2,280	323,851
Quest Diagnostics Inc.	1,920	275,808
Raymond James Financial Inc.	2,280	269,359
Raytheon Technologies Corp.	24,240	2,298,437
Realty Income Corp.	6,627	412,663
Regency Centers Corp.	4,320	261,403
Regeneron Pharmaceuticals Inc.(a)	1,680	1,257,900
Regions Financial Corp.	22,080	484,656
ResMed Inc.	2,160	483,170
Robert Half International Inc.	2,640	201,854
ROBLOX Corp., Class A(a)	7,080	316,759
Rockwell Automation Inc.	1,320	336,996
Roku Inc.(a)	2,040	113,302
Rollins Inc.	7,680	323,174
Roper Technologies Inc.	1,680	696,427
Ross Stores Inc.	4,680	447,829
S&P Global Inc.	5,528	1,775,870
Salesforce Inc.(a)	14,640	2,380,318
SBA Communications Corp.	1,920	518,208
Schlumberger NV	32,640	1,698,259
Seagen Inc.(a)	1,680	213,629
Sealed Air Corp.	3,840	182,861
Sempra Energy.	6,960	1,050,542
ServiceNow Inc.(a)	2,880	1,211,731
Sherwin-Williams Co. (The)	4,800	1,080,144
Signature Bank/New York NY	1,080	171,212
Simon Property Group Inc.	6,120	666,958
Skyworks Solutions Inc.	2,640	227,066
Snap Inc., Class A, NVS(a)	17,040	168,866
Snap-on Inc.	1,320	293,106
Security	Shares	Value

United States (continued)
Snowflake Inc., Class A(a)	3,360	$538,608
SolarEdge Technologies Inc.(a)	840	193,225
Splunk Inc.(a)	2,040	169,544
SS&C Technologies Holdings Inc.	3,720	191,282
Stanley Black & Decker Inc.	3,600	282,564
Starbucks Corp.	19,200	1,662,528
State Street Corp.	5,040	372,960
Stryker Corp.	4,920	1,127,861
Sun Communities Inc.	1,639	221,019
SVB Financial Group(a)	960	221,722
Synopsys Inc.(a)	2,040	596,802
Sysco Corp.	9,720	841,363
T Rowe Price Group Inc.	3,360	356,698
Take-Two Interactive Software Inc.(a)	2,400	284,352
Targa Resources Corp.	5,400	369,198
Target Corp.	6,840	1,123,470
Teladoc Health Inc.(a)	3,120	92,477
Teledyne Technologies Inc.(a)	720	286,546
Teleflex Inc.	600	128,736
Teradyne Inc.	2,880	234,288
Tesla Inc.(a)	39,240	8,928,669
Texas Instruments Inc.	14,640	2,351,623
Textron Inc.(c)	3,480	238,171
Thermo Fisher Scientific Inc.	6,000	3,083,820
TJX Companies Inc. (The)	18,240	1,315,104
T-Mobile U.S. Inc.(a)	9,720	1,473,163
Tractor Supply Co.	1,440	316,469
Trade Desk Inc. (The), Class A(a)	6,720	357,773
Tradeweb Markets Inc., Class A	2,640	145,411
TransDigm Group Inc.	600	345,456
TransUnion	3,480	206,260
Travelers Companies Inc. (The)	3,607	665,347
Trimble Inc.(a)	4,800	288,768
Truist Financial Corp.	21,120	945,965
Twilio Inc., Class A(a)(c)	3,000	223,110
U.S. Bancorp.	20,760	881,262
Uber Technologies Inc.(a)	27,240	723,767
UDR Inc.	4,115	163,612
UGI Corp.	5,040	178,063
Ulta Beauty Inc.(a)	840	352,271
Union Pacific Corp.	9,360	1,845,230
United Parcel Service Inc., Class B	10,440	1,751,519
United Rentals Inc.(a)	1,320	416,737
UnitedHealth Group Inc.	13,080	7,261,362
Vail Resorts Inc.	960	210,365
Valero Energy Corp.	5,973	749,910
Veeva Systems Inc., Class A(a)	2,640	443,362
Ventas Inc.	4,920	192,520
VeriSign Inc.(a)	1,320	264,607
Verisk Analytics Inc.	3,120	570,430
Verizon Communications Inc.	68,040	2,542,655
Vertex Pharmaceuticals Inc.(a)	3,840	1,198,080
VF Corp.	6,600	186,450
Viatris Inc.	27,720	280,804
VICI Properties Inc.	15,720	503,354
Visa Inc., Class A	24,480	5,071,277
VMware Inc., Class A	3,480	391,604
Vornado Realty Trust	6,240	147,202
Vulcan Materials Co.	3,960	648,252
Walgreens Boots Alliance Inc.	15,240	556,260

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Walmart Inc.	23,040	$3,279,283
Walt Disney Co. (The)(a)	26,040	2,774,302
Warner Bros. Discovery Inc.(a)	31,200	405,600
Waters Corp.(a)	960	287,203
Webster Financial Corp	5,640	306,026
Wells Fargo & Co.	56,520	2,599,355
Welltower Inc.	6,480	395,539
West Pharmaceutical Services Inc.	840	193,284
Western Digital Corp.(a)	5,400	185,598
Western Union Co. (The)	15,360	207,514
Westinghouse Air Brake Technologies Corp.	4,080	380,582
Weyerhaeuser Co.(c)	13,440	415,699
Whirlpool Corp.	1,080	149,299
Williams Companies Inc. (The)	44,040	1,441,429
Willis Towers Watson PLC	1,580	344,772
Workday Inc., Class A(a)	1,920	299,174
WW Grainger Inc.	720	420,732
Xylem Inc./NY	3,960	405,623
Yum! Brands Inc.	5,040	595,980
Zebra Technologies Corp., Class A(a)(c)	720	203,918
Zendesk Inc.(a)	1,560	119,636
Zillow Group Inc., Class C (a)(c)	3,960	122,206
Zimmer Biomet Holdings Inc.	3,240	367,254
Zoetis Inc.	7,320	1,103,710
Zoom Video Communications Inc., Class A(a)	3,360	280,358
ZoomInfo Technologies Inc.(a)	4,080	181,682
		500,661,516
Total Common Stocks — 99.1%
(Cost: $882,000,918)		800,657,739

Preferred Stocks

Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	60,092	231,038
Cia. Energetica de Minas Gerais, Preference Shares, NVS	105,360	231,913
Gerdau SA, Preference Shares, NVS	42,840	213,557
Itau Unibanco Holding SA, Preference Shares, NVS	33,240	195,624
		872,132
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	4,320	410,230

Security	Shares	Value

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	33,360	$211,086

Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	7,320	461,150
Sartorius AG, Preference Shares, NVS	720	253,865
Volkswagen AG, Preference Shares, NVS	4,680	599,046
		1,314,061
South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	11,160	417,070

Total Preferred Stocks — 0.4%
(Cost: $3,755,835)		3,224,579

Total Long-Term Investments — 99.5%
(Cost: $885,756,753)		803,882,318

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(f)(g)(h)	5,496,435	5,495,336
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(f)(g)	1,100,000	1,100,000

Total Short-Term Securities — 0.8%
(Cost: $6,594,217)		6,595,336

Total Investments — 100.3%
(Cost: $892,350,970)		810,477,654

Liabilities in Excess of Other Assets — (0.3)%		(2,744,026)

Net Assets — 100.0%		$807,733,628

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,661,298	$—	$(4,164,586	)(a)	$(827)	$(549)	$5,495,336	5,496,435	$14,453	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,320,000	—	(220,000	)(a)	—	—	1,100,000	1,100,000	6,721		—
BlackRock Inc.	1,410,631	—	(40,834)		12,666	(64,807)	1,317,656	2,040	10,287		—
					$11,839	$(65,356)	$7,912,992		$31,461		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	10	12/16/22	$878	$6,421
MSCI Emerging Markets Index	14	12/16/22	597	(28,471)
S&P 500 E-Mini Index	11	12/16/22	2,136	49,709
				$27,659

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$544,389,659	$256,249,757	$18,323	$800,657,739
Preferred Stocks	1,083,218	2,141,361	—	3,224,579
Money Market Funds	6,595,336	—	—	6,595,336
	$552,068,213	$258,391,118	$18,323	$810,477,654
Derivative financial instruments(a)
Assets
Futures Contracts	$56,130	$—	$—	$56,130
Liabilities
Futures Contracts	(28,471)	—	—	(28,471)
	$27,659	$—	$—	$27,659

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust